Significant Accounting Policies - Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Overallotment liability	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 21, 2021 (inception)	$ 0
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)
Expiration of overallotment option	(127,035)
Balance at September 30, 2021	$ 0